Fees Summary	Oct. 15, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 556,791,670.50
Previously Paid Amount	0.00
Total Fee Amount	76,892.93
Total Offset Amount	0.00
Net Fee	$ 76,892.93